Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The accompanying unaudited condensed interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company’s financial information. The results for the three
and
nine
months ended
September 30, 2019
are
not
necessarily indicative of results to be expected for the year ending
December
31,
2019,
or for any other interim period or for any future year. The
December
31,
2018
condensed balance sheet data has been derived from audited financial statements. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations relating to interim financial statements. These unaudited condensed financial statements and notes should be read in conjunction with the financial statements included in the Company’s Form
10
-K for the fiscal year ended
December
31,
2018,
which was filed with the SEC on
March
6,
2019.
The Company’s significant accounting policies are more fully described in Note
2
of the Notes to Financial Statements included in the Company’s Annual Report on Form
10
-K for the year ended
December
31,
2018.

On
January
30,
2018,
the Company’s Board of Directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a
1
-for-
40
reverse stock split of the Company’s common stock. Further, on
June 19, 2019
,
the Company’s Board of Directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect an additional
1
-for
-
10
reverse stock split of the Company’s common stock. The reverse stock split became effective on
June 21, 2019.
The par value of the common stock and convertible preferred stock was not
adjusted as a result of the reverse stock split. All common stock, stock options, and restricted stock units, and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock splits.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC (“SEC”).

On
January
30,
2018,
the Company’s Board of Directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a
1
-for-
40
reverse stock split of the Company’s common stock. The par value of the common stock and convertible preferred stock was not
adjusted as a result of the reverse stock split. All common stock, stock options, restricted stock units and warrants, and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split. The reverse stock split was effected on
January
30,
2018.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to its common stock valuation and related stock-based compensation, the valuation of the common stock warrants, the valuation of compound embedded derivatives, provisions for doubtful accounts receivable and excess and obsolete inventories, clinical trial accruals, and its reserves for sales returns and warranty costs. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not
readily apparent from other sources. Although these estimates are based on the Company’s knowledge of current events and actions it may
undertake in the future, actual results
may
ultimately materially differ from these estimates and assumptions.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to its common stock valuation and related stock-based compensation, the valuation of the common stock warrants, the valuation of compound embedded derivatives, provisions for doubtful accounts receivable and excess and obsolete inventories, clinical trial accruals, and its reserves for sales returns and warranty costs. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not
readily apparent from other sources. Although these estimates are based on the Company’s knowledge of current events and actions it may
undertake in the future, actual results
may
ultimately materially differ from these estimates and assumptions.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company has evaluated the estimated fair value of its financial instruments as of
September 30, 2019
and
December
31,
2018.
Financial instruments consist of cash and cash equivalents, accounts receivable and payable, and other current liabilities and borrowings. The carrying amounts of cash and cash equivalents, accounts receivable and payable, and other current liabilities approximate their respective fair values because of the short-term nature of those instruments. Based upon the borrowing terms and conditions currently available to the Company, the carrying values of the borrowings approximate their fair value.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three
months or less at the time of purchase to be cash equivalents. Cash equivalents are considered available-for-sale marketable securities and are recorded at fair value, using level
1
inputs, based on quoted market prices. As of
September 30, 2019
and
December
31,
2018,
the Company’s cash equivalents are entirely comprised of investments in money market funds. Any related unrealized gains and losses are recorded in other comprehensive income (loss) and included as a separate component of stockholders’ equity (deficit). There were no
unrealized gains and losses as of
September 30, 2019
and
December
31,
2018.
Any realized gains and losses and interest and dividends on available-for-sale securities are included in interest income or expense and computed using the specific identification cost method.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three
months or less at the time of purchase to be cash equivalents. Cash equivalents are considered available-for-sale marketable securities and are recorded at fair value, based on quoted market prices. As of
December
31,
2018
and
2017,
the Company’s cash equivalents are entirely comprised of investments in money market funds. Any related unrealized gains and losses are recorded in other comprehensive income (loss) and included as a separate component of stockholders’ equity (deficit). There were no
unrealized gains and losses as of
December
31,
2018
and
2017.
Any realized gains and losses and interest and dividends on available-for-sale securities are included in interest income or expense and computed using the specific identification cost method.

Concentration of Credit Risk and Other Risks and Uncertainties [Policy Text Block]
Concentration of Credit Risk, and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable to the extent of the amounts recorded on the balance sheets.

The Company’s policy is to invest in cash and cash equivalents, consisting of money market funds. These financial instruments are held in Company accounts at one
financial institution. The counterparties to the agreements relating to the Company’s investments consist of financial institutions of high credit standing.

The Company provides for uncollectible amounts when specific credit problems arise. Management’s estimates for uncollectible amounts have been adequate, and management believes that all significant credit risks have been identified at
September 30, 2019
and
December
31,
2018.

The Company’s accounts receivable are due from a variety of healthcare organizations in the United States and select international markets. At
September 30, 2019
and
December 31, 2018,
there were
no
customers that represented
10%
or more of the Company’s accounts receivable. For the
three
and
nine
months ended
September 30, 2019
and
2018,
there were
no
customers that represented
10%
or more of revenues. Disruption of sales orders or a deterioration of financial conditions of customers would have a negative impact on the Company’s financial position and results of operations.

The Company manufactures its commercial products in-house, including Pantheris and the Ocelot family of catheters. Certain of the Company’s product components and sub-assemblies continue to be manufactured by sole suppliers. Disruption in component or sub-assembly supply from these manufacturers or from in-house production would have a negative impact on the Company’s financial position and results of operations.

The Company is subject to certain risks, including that its devices may
not
be approved or cleared for marketing by governmental authorities or be successfully marketed. There can be no
assurance that the Company’s products will achieve widespread adoption in the marketplace, nor can there be any assurance that existing devices or any future devices can be developed or manufactured at an acceptable cost and with appropriate performance characteristics. The Company is also subject to risks common to companies in the medical device industry, including, but not
limited to, new technological innovations, dependence upon
third
-party payors to provide adequate coverage and reimbursement, dependence on key personnel and suppliers, protection of proprietary technology, product liability claims, and compliance with government regulations.

Existing or future devices developed by the Company
may
require approvals or clearances from the FDA or international regulatory agencies. In addition, in order to continue the Company’s operations, compliance with various federal and state laws is required. If the Company were denied or delayed in receiving such approvals or clearances, it may
be necessary to adjust operations to align with the Company’s currently approved portfolio. If clearance for the products in the current portfolio were withdrawn by the FDA, this may
have a material adverse impact on the Company.

Concentration of Credit Risk, and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable to the extent of the amounts recorded on the balance sheets.

The Company’s policy is to invest in cash and cash equivalents, consisting of money market funds. These financial instruments are held in Company accounts at one
financial institution. The counterparties to the agreements relating to the Company’s investments consist of financial institutions of high credit standing.

The Company provides for uncollectible amounts when specific credit problems arise. Management’s estimates for uncollectible amounts have been adequate, and management believes that all significant credit risks have been identified at
December
31,
2018
and
2017.

The Company’s accounts receivable are due from a variety of healthcare organizations in the United States and select international markets. At
December
31,
2018
and
2017,
no
customer represented
10%
or more of the Company’s accounts receivable. For the years ended
December
31,
2018
and
2017,
there were
no
customers that represented
10%
or more of revenues. Disruption of sales orders or a deterioration of financial condition of its customers would have a negative impact on the Company’s financial position and results of operations.

The Company manufactures its commercial products in-house, including Pantheris and the Ocelot family of catheters. Certain of the Company’s product components and sub-assemblies continue to be manufactured by sole suppliers. Disruption in component or sub-assembly supply from these manufacturers or from in-house production would have a negative impact on the Company’s financial position and results of operations.

The Company is subject to certain risks, including that its devices may
not
be approved or cleared for marketing by governmental authorities or be successfully marketed. There can be no
assurance that the Company’s products will achieve widespread adoption in the marketplace, nor can there be any assurance that existing devices or any future devices can be developed or manufactured at an acceptable cost and with appropriate performance characteristics. The Company is also subject to risks common to companies in the medical device industry, including, but not
limited to, new technological innovations, dependence upon
third
-party payors to provide adequate coverage and reimbursement, dependence on key personnel and suppliers, protection of proprietary technology, product liability claims, and compliance with government regulations.

Existing or future devices developed by the Company
may
require approvals or clearances from the FDA or international regulatory agencies. In addition, in order to continue the Company’s operations, compliance with various federal and state laws is required. If the Company were denied or delayed in receiving such approvals or clearances, it may
be necessary to adjust operations to align with the Company’s currently approved portfolio. If clearance for the products in the current portfolio were withdrawn by the FDA, this may
have a material adverse impact on the Company.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition

The Company’s revenues are derived from (
1
) sale of Lightboxes, (
2
) sale of disposables, which consist of catheters and accessories, and (
3
) sale of customer service contracts. The Company sells its products directly to hospitals and medical centers as well as through distributors. The Company accounts for a contract with a customer when there is a legally enforceable contract between the Company and the customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. The Company’s revenues are measured based on consideration specified in the contract with each customer, net of any sales incentives and taxes collected from customers that are remitted to government authorities. For all sales, the Company uses either a signed agreement or a binding purchase order as evidence of an arrangement. The Company’s revenue recognition policies generally result in revenue recognition at the following points:

1.
Lightbox sales: The Company sells its products directly to hospitals and medical centers. Provided all other criteria for revenue recognition have been met, the Company recognizes revenue for Lightbox sales directly to end customers when delivery and acceptance occurs, which is defined as receipt by the Company of an executed form by the customer acknowledging that the training and installation process is complete.

2.
Sales of disposables: Disposable revenues consist of sales of the Company’s catheters and accessories and are recognized when the product has shipped, risk of loss and title has passed to the customer and collectability is reasonably assured.

3.
Service revenue: Service contract revenue is recognized ratably over the term of the service period and maintenance contract revenue is recognized as work is performed. To date, service revenue has been insignificant.

The Company offers its customers the ability to purchase or lease its Lightbox. In addition, the Company provides a Lightbox under a limited commercial evaluation program to allow certain strategic accounts to install and utilize the Lightbox for a limited trial period of three
to
six
months. When a Lightbox is placed under a lease agreement or under a commercial evaluation program, the Company retains title to the equipment and it remains capitalized on its balance sheet under property and equipment. Depreciation expense on these placed Lightboxes is recorded to cost of revenues on a straight-line basis. The costs to maintain these placed Lightboxes are charged to cost of revenues as incurred.

The Company evaluates its lease and commercial evaluation program agreements and accounts for these contracts under the guidance in Accounting Standards Codification (“ASC”)
840,
Leases
and ASU
No.

2014
09,
Revenue from Contracts with Customers (Topic
606
)
. The guidance requires arrangement consideration to be allocated between a lease deliverable and a non-lease deliverable based upon the relative selling-price of the deliverables, using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence of fair value of the respective elements, third
-party evidence of selling price, or best estimate of selling price (“BESP”). The Company allocates arrangement consideration using BESP.

The Company assessed whether the embedded lease is an operating lease or sales-type lease. Based on the Company’s assessment of the guidance and given that any payments under the lease agreements are dependent upon contingent future sales, it was determined that collectability of the minimum lease payments is not
reasonably predictable. Accordingly, the Company concluded the embedded lease did not
meet the criteria of a sales-type lease and accounts for it as an operating lease. The Company recognizes revenue allocated to the lease as the contingent disposable product purchases are delivered and are included in revenues within the statement of operations and comprehensive loss.

For sales through distributors, the Company recognizes revenue when title to the product and the risk of loss transfers from the Company to the distributor. The distributors are responsible for all marketing, sales, training and warranty in their respective territories. The standard terms and conditions contained in the Company’s distribution agreements do not
provide price protection or stock rotation rights to any of its distributors. In addition, its distributor agreements do not
allow the distributor to return or exchange products, and the distributor is obligated to pay the Company upon invoice regardless of its ability to resell the product.

The Company estimates reductions in revenue for potential returns of products by customers. In making such estimates, management analyzes historical returns, current economic trends and changes in customer demand and acceptance of its products. The Company expenses shipping and handling costs as incurred and includes them in the cost of revenues. When the Company bills shipping and handling costs to customers, such amounts billed are included as a component of revenue.

Cost of Goods and Service [Policy Text Block]
Cost of Revenues

Cost of revenues consists primarily of manufacturing overhead costs, material costs and direct labor. A significant portion of the Company’s cost of revenues currently consists of manufacturing overhead costs. These overhead costs include the cost of quality assurance, material procurement, inventory control, facilities, equipment and operations supervision and management. Cost of revenues also includes depreciation expense for the Lightboxes under lease agreements and certain direct costs such as shipping costs.

Cost of Revenues

Cost of revenues consists primarily of manufacturing overhead costs, material costs and direct labor. A significant portion of the Company’s cost of revenues currently consists of manufacturing overhead costs. These overhead costs include the cost of quality assurance, material procurement, inventory control, facilities, equipment and operations supervision and management. Cost of revenues also includes depreciation expense for the Lightboxes under lease agreements, product warranty costs, product written-off due to obsolescence, and certain direct costs such as shipping costs.

Standard Product Warranty, Policy [Policy Text Block]
Product Warranty Costs

The Company typically offers a
one
-year warranty for parts and labor on its products commencing upon the transfer of title and risk of loss to the customer. The Company accrues for the estimated cost of product warranties upon invoicing its customers, based on historical results. Warranty costs are reflected in the statement of operations and comprehensive loss as a cost of revenues. The warranty obligation is affected by product failure rates, material usage and service delivery costs incurred in correcting a product failure. Should actual product failure rates, material usage or service delivery costs differ from these estimates, revisions to the estimated warranty liability would be required. Periodically the Company assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Warranty provisions and claims are summarized as follows (in thousands):

Balance at December 31, 2018	$272
Warranty provision	70
Usage/release	(128)
Balance at September 30, 2019	$214

Product Warranty Costs

The Company typically offers a
one
-year warranty for parts and labor on its products commencing upon the transfer of title and risk of loss to the customer. The Company accrues for the estimated cost of product warranties upon invoicing its customers, based on historical results. Warranty costs are reflected in the statement of operations and comprehensive loss as a cost of revenues. The warranty obligation is affected by product failure rates, material usage and service delivery costs incurred in correcting a product failure. Should actual product failure rates, material usage or service delivery costs differ from these estimates, revisions to the estimated warranty liability would be required. Periodically the Company assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Warranty provisions and claims are summarized as follows (in thousands):

	Year Ended December 31,
	2018	2017
Balance, beginning of year	$390	$509
Warranty provision	333	306
Usage/Release	(451)	(425)
Balance, end of year	$272	$390

Earnings Per Share, Policy [Policy Text Block]
Net Loss per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, without consideration for potential dilutive common shares. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Any common stock shares subject to repurchase are excluded from the calculations as the continued vesting of such shares is contingent upon the holders’ continued service to the Company. As of
September 30, 2019
and
December 31, 2018,
there were
no
shares subject to repurchase. Since the Company was in a loss position for all periods presented, basic net loss per share attributable to common stockholders is the same as diluted net loss per share attributable to common stockholders as the inclusion of all potentially dilutive common shares would have been anti-dilutive.

Net loss per share attributable to common stockholders was determined as follows (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Net loss attributable to common stockholders	$(5,518)	$(6,224)	$(17,014)	$(28,766)
Weighted average common stock outstanding	7,900	1,119	6,189	669
Net loss per share attributable to common stockholders, basic and diluted	$(0.70)	$(5.56)	$(2.75)	$(43.00)

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted average shares outstanding because such securities have an anti-dilutive impact due to losses reported:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Common stock warrant equivalents	2,757,741	1,867,226	3,346,568	1,511,832
Common stock options	7,444	8,472	7,596	7,246
Convertible preferred stock	44,923	4,450	45,046	3,969
Unvested restricted stock units	371,651	84,848	316,575	374
	3,181,759	1,964,996	3,715,785	1,523,421

Net Loss per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, without consideration for potential dilutive common shares. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholder by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Any common stock shares subject to repurchase are excluded from the calculations as the continued vesting of such shares is contingent upon the holders’ continued service to the Company. As of
December
31,
2018
and
2017,
there were
no
shares subject to repurchase. Since the Company was in a loss position for all periods presented, basic net loss per share attributable to common stockholders is the same as diluted net loss per share attributable to common stockholders as the inclusion of all potentially dilutive common shares would have been anti-dilutive.

Net loss per share attributable to common stockholders was determined as follows (in thousands, except per share data):

	Year Ended December 31,
	2018	2017
Net loss attributable to common stockholders	$(35,692)	$(48,732)
Weighted average common stock outstanding	1,068	65
Net loss per share attributable to common stockholders, basic and diluted	$(33.42)	$749.72)

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Year Ended December 31,
	2018	2017
Common stock options	7,179	7,664
Convertible preferred stock	41,398	-
Unvested restricted stock units	92,245	508
Common stock warrants	2,077,871	5,371
	2,218,693	13,543

Segment Reporting, Policy [Policy Text Block]
Segment and Geographical Information

The Company operates and manages its business as
one
reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. Primarily all of the Company’s long-lived assets are based in the United States. Long-lived assets are comprised of property and equipment. For the three
months ended
September 30, 2019
and
2018,
96%
and
94%,
respectively, of the Company’s revenues were in the United States based on the shipping location of the external customer. For the nine
months ended
September 30, 2019
and
2018,
94%
and
94%,
respectively, of the Company’s revenues were in the United States based on the shipping location of the external customer.

Segment and Geographical Information

The Company operates and manages its business as
one
reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. Primarily all of the Company’s long-lived assets are based in the United States. Long-lived assets are comprised of property and equipment. For the years ended
December
31,
2018
and
2017,
94%
and
95%,
respectively, of the Company’s revenues were in the United States, based on the shipping location of the external customer.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Adopted:

In
May
2014,
the FASB issued ASU
No.

2014
-
09
,

Revenue from Contracts with Customers (Topic
606
)
, which supersedes the revenue recognition requirements in ASC
605,
 Revenue Recognition
. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In
August
2015,
FASB issued ASU
No.

2015
-
14,
 Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date
, which effectively delayed the adoption date by
one
year, to an effective date for public entities for annual and interim periods beginning after
December
15,
2017.

In
March
2016,
the FASB issued ASU
No.

2016
-
08,
Revenue from Contracts with Customers (Topic
606
)
: Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net), to clarify certain aspects of the principal-versus-agent guidance in its new revenue recognition standard.

In
April
2016,
the FASB issued ASU
No.

2016
-
10,
Revenue from Contracts with Customers (Topic
606
)
:
Identifying Performance Obligations and Licensing
to clarify how to identify the performance obligations and the licensing implementation guidance in its new revenue recognition standard.

In
May
2016,
the FASB issued ASU
No.

2016
-
12,
Revenue from Contracts with Customers (Topic
606
)
:
Narrow-Scope Improvements and Practical Expedients
, to address certain issues identified by the Transition Resource Group, (the “TRG”) in the guidance on assessing collectability, presentation of sales tax, noncash consideration, and completed contracts and contracts modifications at transition.

The Company adopted ASC
606
and related ASUs on
January 1, 2018,
using the modified retrospective approach. The adoption did
not
have a material impact on the Company’s financial statements.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,
Compensation—Stock Compensation (Topic
718
)
: Scope of Modification Accounting, which provides guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic
718.
The amendments in this ASU should be applied prospectively to an award modified on or after the adoption date. The Company adopted this guidance on
January 1, 2018
and such adoption did
not
have a material impact on the Company’s financial statements.

In
August
2016,
the FASB issued ASU
No.

2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
. This update clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This ASU is effective for public business entities for fiscal years beginning after
December
15,
2017,
and for interim periods therein with early adoption permitted and must be applied retrospectively to all periods presented. The Company adopted this guidance on
January 1, 2018
and such adoption did
not
have a material impact on the Company’s financial statements.

In
February
2016,
the FASB issued ASU
No.

2016
-
02,

Leases (Topic
842
).
Topic
842
amends a number of aspects of lease accounting, including requiring lessees to recognize leases with a term greater than one
year as a right-of-use asset and corresponding liability, measured at the present value of the lease payments. In
July,
the FASB issued supplemental adoption guidance and clarification to Topic
842
within ASU
No.
2018
-
10,
Codification Improvements to Topic
842,
Leases
and ASU
No.
2018
-
11,
Leases (Topic
842
): Targeted Improvements
. The guidance became effective for us beginning in the
first
quarter of
2019
and was required to be adopted using a modified retrospective approach. The Company adopted this guidance on
January 1, 2019.
This adoption resulted in the recognition of a right of use asset and a corresponding leasehold liability related to the Company’s building lease on the balance sheet of approximately
$1.8
million with
no
material impact on the statements of operations and comprehensive loss. To maintain comparability between periods, the Company reclassified sublease payments received of approximately
$240,000
and
$720,000
that were netted against rent expense in the
three
and
nine
months ended
September 30, 2018
to other income on the condensed statement of operations and comprehensive loss. In addition, the Company elected to take advantage of the available practical expedients.

In
June
2018,
the FASB issued ASU
No.
2018
-
07,
Compensation-Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting,
which expands the scope of Topic
718
to include share based payment transactions for acquiring goods and services from nonemployees and applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. Topic
718
does
not
apply to share-based payments used to effectively provide (
1
) financing to the issuer or (
2
) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic
606.
This update is effective for public business entities for fiscal years beginning after
December
15,
2018,
including interim periods within that fiscal year. Early adoption is permitted, but no
earlier than an entity’s adoption date of Topic
606.
The Company adopted this guidance on
July 1, 2018
and such adoption did
not
have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements

Adopted:

In
May
2014,
the FASB issued ASU
No.

2014
-
09,
 “
Revenue from Contracts with Customers (Topic
606
)
”
, which supersedes the revenue recognition requirements in ASC
605,

Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In
August
2015,
FASB issued ASU
No.

2015
-
14,

Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date, which effectively delayed the adoption date by one
year, to an effective date for public entities for annual and interim periods beginning after
December
15,
2017.

In
March
2016,
the FASB issued ASU
No.

2016
-
08,
Revenue from Contracts with Customers (Topic
606
): Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net), to clarify certain aspects of the principal-versus-agent guidance in its new revenue recognition standard.

In
April
2016,
the FASB issued ASU
No.

2016
-
10,
Revenue from Contracts with Customers (Topic
606
): Identifying Performance Obligations and Licensing to clarify how to identify the performance obligations and the licensing implementation guidance in its new revenue recognition standard.

In
May
2016,
the FASB issued ASU
No.

2016
-
12,
Revenue from Contracts with Customers (Topic
606
): Narrow-Scope Improvements and Practical Expedients, to address certain issues identified by the Transition Resource Group, (the “TRG”) in the guidance on assessing collectability, presentation of sales tax, noncash consideration, and completed contracts and contracts modifications at transition.

The Company adopted ASC
606
and related ASUs on
January 1, 2018,
using the modified retrospective approach. The adoption did
not
have a material impact on the Company’s financial statements.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,
Compensation—Stock Compensation (Topic
718
): Scope of Modification Accounting, which provides guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic
718.
The amendments in this ASU should be applied prospectively to an award modified on or after the adoption date. The Company adopted this guidance on
January 1, 2018
and such adoption did
not
have a material impact on the Company’s financial statements.

In
August
2016,
the FASB issued ASU
No.

2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments. This update clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This ASU is effective for public business entities for fiscal years beginning after
December
15,
2017,
and for interim periods therein with early adoption permitted and must be applied retrospectively to all periods presented. The Company adopted this guidance on
January 1, 2018
and such adoption did
not
have a material impact on the Company’s financial statements.

In
November
2016,
the FASB issued ASU
No.

2016
-
18,
Statement of Cash Flows (Topic
230
): Restricted Cash (a consensus of the FASB Emerging Issues Task Force). ASU
2016
-
18
requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU
2016
-
18
is effective for all interim and annual reporting periods beginning after
December
15,
2017.
The Company adopted this guidance on
January 1, 2018
and such adoption did
not
have a material impact on the Company’s financial statements.

Pending Adoption:

In
February
2016,
the FASB issued ASU
No.

2016
-
02
Leases(Topic
842
). Topic
842
amends a number of aspects of lease accounting, including requiring lessees to recognize leases with a term greater than one
year as a right-of-use asset and corresponding liability, measured at the present value of the lease payments. In
July,
the FASB issued supplemental adoption guidance and clarification to Topic
842
within ASU
No.
2018
-
10,
Codification Improvements to Topic
842
,
Leases and ASU
No.
2018
-
11,
Leases (Topic
842
): Targeted Improvements. The guidance will become effective for us beginning in the first
quarter of
2019
and is required to be adopted using a modified retrospective approach.

The Company has evaluated the impact of the adoption of these standards on
January 1, 2019,
and anticipates recognition of an asset and a corresponding liability related to the lease on the balance sheet of approximately
$1.8
million with
no
material impact to the statements of operations and comprehensive loss. The Company plans to elect the practical expedients upon transition that will retain the lease classification and initial direct costs for any leases that existed prior to the adoption of these new standards.

In
June
2018,
the FASB issued ASU
No.
2018
-
07,
Compensation-Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic
718
to include share based payment transactions for acquiring goods and services from nonemployees and applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. Topic
718
does
not
apply to share-based payments used to effectively provide (
1
) financing to the issuer or (
2
) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic
606.
This update is effective for public business entities for fiscal years beginning after
December
15,
2018,
including interim periods within that fiscal year. Early adoption is permitted, but no
earlier than an entity’s adoption date of Topic
606.
The Company has evaluated the impact of the adoption of these standards on
January 1, 2019
and does
not
anticipate that the adoption will have a material impact on its condensed financial statements.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company has evaluated the estimated fair value of its financial instruments as of
December
31,
2018
and
2017.
Financial instruments consist of cash and cash equivalents, accounts receivable and payable, and other current liabilities and borrowings. The carrying amounts of cash and cash equivalents, accounts receivable and payable, and other current liabilities approximate their respective fair values because of the short-term nature of those instruments. Based upon the borrowing terms and conditions currently available to the Company, the carrying values of the borrowings approximate their fair value.

Receivable [Policy Text Block]
Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not
bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance for doubtful accounts based upon an aging of accounts receivable, historical experience, and management judgment. Accounts receivable balances are reviewed individually for collectability. To date, the Company has not
experienced significant credit-related losses.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are valued at the lower of cost or net realizable value. Cost is determined using the first
-in,
first
-out method for all inventories. The Company’s policy is to write down inventory that has expired or become obsolete, inventory that has a cost basis in excess of its expected net realizable value, and inventory in excess of expected requirements. The estimate of excess quantities is subjective and primarily dependent on the estimates of future demand for a particular product. If the estimate of future demand is too high, the Company may
have to increase the reserve for excess inventory for that product and record a charge to the cost of revenues. Inventory used in clinical trials is expensed at the time of production and recorded as research and development expense.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets of three
to
five
years. Depreciation expense includes the amortization of assets acquired under capital leases and equipment located at customer sites. Equipment held by customers is comprised of the Lightboxes located at customer sites under a lease or placement agreement and are recorded at cost. Upon execution of a lease or placement agreement, the related equipment is reclassified from inventory to the property and equipment account. Depreciation expense for equipment held by customers is recorded as a component of cost of revenues. Leasehold improvements and assets recorded under capital leases are amortized using the straight-line method over the shorter of the lease term or estimated useful economic life of the asset.

Deferred Charges, Policy [Policy Text Block]
Deferred Offering Costs

Deferred offering costs, which primarily consist of direct incremental legal and accounting fees relating to the Company’s offerings of equity securities to Lincoln Park, were capitalized. The deferred offering costs were be offset against proceeds from the public offering upon the effectiveness of the public offerings in fiscal
2018.
As of
December
31,
2018
and
2017,
there were
zero
and
$464,000
deferred offering costs capitalized in other assets on the balance sheet. Amortization of these deferred offering costs during
2018
is included in selling, general and administrative expense in the statement of operations and comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may
not
be fully recoverable. If indicators of impairment exist, an impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Impairment, if any, is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value. The Company has not
recorded any impairment of long-lived assets since inception through
December
31,
2018.

Revenue [Policy Text Block]
Revenue Recognition

The Company’s revenues are derived from (
1
) sale of its Lightbox (
2
) sale of disposables, which consist of catheters and accessories, and (
3
) sale of customer service contracts. The Company sells its products directly to hospitals and medical centers as well as through distributors. The Company recognizes revenue in accordance with ASC
605
-
10,
Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and delivery has occurred. For all sales, the Company uses either a signed agreement or a binding purchase order as evidence of an arrangement.

The Company’s revenue recognition policies generally result in revenue recognition at the following points:

1.
Lightbox sales: The Company sells its products directly to hospitals and medical centers. Provided all other criteria for revenue recognition have been met, the Company recognizes revenue for Lightbox sales directly to end customers when delivery and acceptance occurs, which is defined as receipt by the Company of an executed form by the customer acknowledging that the training and installation process is complete.

2.
Sales of disposables: Disposable revenues consist of sales of the Company’s catheters and accessories and are recognized when the product has shipped, risk of loss and title has passed to the customer and collectability is reasonably assured.

3.	Service revenue: Service revenue is recognized ratably over the term of the service period. To date service revenue has been insignificant.

The Company offers its customers the ability to purchase or lease its Lightbox. In addition, the Company provides a Lightbox under a limited commercial evaluation program to allow certain strategic accounts to install and utilize the Lightbox for a limited trial period of three
to
six
months. When a Lightbox is placed under a lease agreement or under a commercial evaluation program, the Company retains title to the equipment and it remains capitalized on its balance sheet under property and equipment. Depreciation expense on these placed Lightboxes is recorded to cost of revenues on a straight-line basis. The costs to maintain these placed Lightboxes are charged to cost of revenues as incurred.

The Company assessed whether the embedded lease is an operating lease or sales-type lease. Based on the Company’s assessment of the guidance and given that any payments under the lease agreements are dependent upon contingent future sales, it was determined that collectability of the minimum lease payments is not
reasonably predictable. Accordingly, the Company concluded the embedded lease did not
meet the criteria of a sales-type lease and accounts for it as an operating lease. The Company recognizes revenue allocated to the lease as the contingent disposable product purchases are delivered and are included in revenues within the statement of operations and comprehensive loss.

For sales through distributors, the Company recognizes revenue when title to the product and the risk of loss transfers from the Company to the distributor. The distributors are responsible for all marketing, sales, training and warranty in their respective territories. The standard terms and conditions contained in the Company’s distribution agreements do not
provide price protection or stock rotation rights to any of its distributors. In addition, its distributor agreements do not
allow the distributor to return or exchange products, and the distributor is obligated to pay the Company upon invoice regardless of its ability to resell the product.

The Company estimates reductions in revenue for potential returns of products by customers. In making such estimates, management analyzes historical returns, current economic trends and changes in customer demand and acceptance of its products. The Company expenses shipping and handling costs as incurred and includes them in the cost of revenues. In those cases where the Company bills shipping and handling costs to customers, it will classify the amounts billed as a component of revenue.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

The Company expenses research and development costs as incurred. Research and development expenses include personnel and personnel-related costs, costs associated with pre-clinical and clinical development activities, and costs for prototype products that are manufactured prior to market approval for that prototype product; internal and external costs associated with the Company’s regulatory compliance and quality assurance functions, including the costs of outside consultants and contractors that assist in the process of submitting and maintaining regulatory filings, and overhead costs, including allocated facility and related expenses.

Clinical Trials [Policy Text Block]
Clinical Trials

The Company accrues and expenses costs for its clinical trial activities performed by third
parties, including clinical research organizations and other service providers, based upon estimates of the work completed over the life of the individual study in accordance with associated agreements. The Company determines these estimates through discussion with internal personnel and outside service providers as to progress or stage of completion of trials or services pursuant to contracts with clinical research organizations and other service providers and the agreed-upon fee to be paid for such services.

Share-based Payment Arrangement [Policy Text Block]
Common Stock Valuation and Stock-Based Compensation

Stock-based compensation for the Company includes amortization related to all stock options, restricted stock units (“RSUs”) and shares issued under the employee stock purchase plan (“ESPP”), based on the grant-date estimated fair value. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model and recognized as expense on a straight-line basis over the vesting period of the award. The Company measures the fair value of RSUs using the closing stock price of a share of the Company’s common stock on the grant date and is recognized as expense on a straight-line basis over the vesting period of the award. Because noncash stock-based compensation expense is based on awards ultimately expected to vest, it is reduced by an estimate for future forfeitures. The Company estimates a forfeiture rate for its stock options and RSUs based on an analysis of its actual forfeiture experience and other factors. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates.

Prior to the Company’s IPO in
January
2015,
the fair value of the Company’s common stock was determined by its Board of Directors with assistance from management and third
-party valuation specialists. Management’s approach to estimate the fair value of the Company’s common stock was consistent with the methods outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. Management considered several factors to estimate enterprise value, including significant milestones that would generally contribute to increases in the value of the Company’s common stock. Following the closing of the Company’s IPO, the fair value of its common stock is determined based on the closing price of its common stock on The Nasdaq Capital Market.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

The Company records net gains and losses resulting from foreign exchange transactions as a component of foreign currency exchange losses in other income (expense), net. During the years ended
December
31,
2018
and
2017,
the Company recorded (
$13,000
) and
$11,000
of foreign currency exchange net (gains)/losses, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense when they occur. During the years ended
December
31,
2018
and
2017,
the Company did
not
recognize accrued interest or penalties related to unrecognized tax benefits.

Comprehensive Income, Policy [Policy Text Block]		Comprehensive Loss For the years ended December 31, 2018 and 2017, there was no difference between comprehensive loss and the Company’s net loss.